Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

5. Fair Value Measurements

The company categorizes its assets and liabilities into one of three levels based on the assumptions (inputs) used in determining their values, as defined below:

●	Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.
●	Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3: Unobservable inputs reflecting management’s assumptions about the inputs used in pricing the asset or liability.

The table below presents the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for each measurement:

		Fair Value as of September 30, 2021
	Balance Sheet Account	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency contracts	Other assets, net	$—	$46	$—	$46
Total assets		$—	$46	$—	$46
Liabilities:
Foreign currency contracts	Other current liabilities	$—	$645	$—	$645
Interest rate swap	Other liabilities	—	2,073	—	2,073
Private Warrants	Private Warrant liabilities	—	4,337	—	4,337
Total liabilities		$—	$7,055	$—	$7,055

The Company’s derivative contracts, including foreign currency forward and option contracts and an interest rate swap, are measured at fair value using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and are valued by reference to similar financial instruments, adjusted for terms specific to the contracts. See Note 13 - Derivative Financial Instruments and Note 11 - Debt for more information on the Company’s use of financial instruments.

The Private Warrant liabilities are determined using a Black-Scholes option pricing model, a Level 2 valuation. The significant inputs to the Private Warrant valuation are as follows:

	On the Closing Date
	of the Business
	Combination	September 30, 2021
Exercise price	$11.50	$11.50
Stock price	$24.95	$6.52
Volatility	25.0%	54.6%
Remaining term in years	5.00	4.33
Risk-free rate	0.45%	0.94%
Dividend yield	—	—

The following table summarizes the private warrant activity for the three and nine months ended September 30, 2021:

(In thousands)
Fair value of Private Warrants on the Closing Date	$45,565
Fair value of Private Warrants converted to Public Warrants	(5,819)
Change in fair value of Private Warrants	(9,826)
Fair value of Private Warrants outstanding as of March 31, 2021	$29,920
Fair value of Private Warrants converted to Public Warrants	(3,113)
Change in fair value of Private Warrants	(6,488)
Fair value of Private Warrants outstanding as of June 30, 2021	$20,319
Fair value of Private Warrants converted to Public Warrants	(201)
Change in fair value of Private Warrants	(15,781)
Fair value of Private Warrants outstanding as of September 30, 2021	$4,337

The Company did not have any assets or liabilities subject to fair value measurements on a recurring basis as of December 31, 2020.

The Warrants are deemed equity instruments for income tax purposes, and accordingly, there is no tax accounting relating to changes in the fair value of the Private Warrants recognized. The changes in the fair value of the Private Warrants may be material to our future operating results.

The Company measures certain assets and liabilities at fair value on a non-recurring basis. Assets and liabilities that are measured at fair value on a non-recurring basis include long-lived assets which would generally be recorded at fair value as a result of an impairment charge. Assets acquired and liabilities assumed as part of a business combination are also measured at fair value on a non-recurring basis during the measurement period allowed by the ASC guidance for business combinations, when applicable, see Note 3 - Business Combinations.

Carrying values of cash and cash equivalents, accounts receivable, inventories, prepaid expenses and other current assets, accounts payable, accrued expenses, and other current liabilities approximate fair values because of their short-term nature.